Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance
Year(1) (a)	Summary Compensation Table Total for PEO 1 (Faga) (2) (b)	Compensation Actually Paid for PEO 1 (Faga) (3) (c)	Summary Compensation Table Total for PEO 2 (Suria) (2) (b)	Compensation Actually Paid for PEO 2 (Suria) (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)	Average Compensation Actually Paid for Non-PEO NEOs (3) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4) (f)	Net Income (g)
2024	$13,630,292	$9,160,362	N/A	N/A	$3,911,208	$1,844,033	$38	$(145,231,000)
2023	$7,461,920	$(1,737,869)	N/A	N/A	$2,349,651	$544,250	$62	$(163,619,000)
2022	$24,440,350	$28,514,763	$7,250,583	$3,714,536	$3,827,145	$2,228,110	$89	$(128,724,000)

Named Executive Officers, Footnote	The Company’s PEOs and NEOs for the applicable fiscal years were as follows:

Year	PEO 1	PEO 2	Non-PEO NEOs
2024	Daniel Faga	N/A	Dennis Mulroy, Paul Lizzul
2023	Daniel Faga	N/A	Eric Loumeau, Paul Lizzul
2022	Daniel Faga	Hamza Suria	Eric Loumeau, Paul Lizzul

PEO Total Compensation Amount	$ 13,630,292	$ 7,461,920
PEO Actually Paid Compensation Amount	$ 9,160,362	(1,737,869)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent (i) the amount of total compensation reported in the Summary Compensation Table for the applicable fiscal year for each of our PEOs and (ii) the average dollar amounts of total compensation reported in the Summary Compensation Table for the applicable fiscal year for our others NEOs as a group (excluding our PEOs).
–2022 Summary Compensation Table total for Mr. Faga includes fees paid for service as a non-employee director during 2022 ($10,000 cash retainer and $200,618 stock option grant).
The dollar amounts reported in these columns represent (i) the “compensation actually paid” to our PEOs and (ii) the average “compensation actually paid” to our other NEOs as a group (excluding our PEOs), based on their total compensation reported in the Summary Compensation Table for the applicable fiscal years and adjusted in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in this column for the latest fiscal year are adjusted as shown in the table below:

		2024 (PEO 1)	2024 (NEO Average)
	Summary Compensation Table - Total Compensation	$13,630,292	$3,911,208
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(12,612,583)	$(3,218,111)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$6,463,650	$1,710,780
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(1,013,905)	$(450,902)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,692,908	$117,525
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(226,467)
=	Compensation Actually Paid	$9,160,362	$1,844,033
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,911,208	2,349,651	$ 3,827,145
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,844,033	544,250	2,228,110
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent (i) the “compensation actually paid” to our PEOs and (ii) the average “compensation actually paid” to our other NEOs as a group (excluding our PEOs), based on their total compensation reported in the Summary Compensation Table for the applicable fiscal years and adjusted in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in this column for the latest fiscal year are adjusted as shown in the table below:

		2024 (PEO 1)	2024 (NEO Average)
	Summary Compensation Table - Total Compensation	$13,630,292	$3,911,208
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(12,612,583)	$(3,218,111)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$6,463,650	$1,710,780
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(1,013,905)	$(450,902)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,692,908	$117,525
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(226,467)
=	Compensation Actually Paid	$9,160,362	$1,844,033
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return
The following graph displays our compensation actually paid (CAP) vs. our cumulative TSR. The CAP to our PEOs in 2022 was non-standard as it reflects a new hire compensation package for Mr. Faga and partial year employment for Hamza Suria, our former President and Chief Executive Officer.
1. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Net Income
The following graph displays our compensation actually paid vs. Net Income. As a pre-commercial biotechnology company, we do not believe Net Income is yet a reasonable metric to measure our financial performance.
	1. Net Income is calculated by subtracting expenses, interest, and taxes from revenue. The dollar amounts reported represent the amount of Net Income reflected in the Company’s audited financial statements for the applicable year.
Total Shareholder Return Amount	$ 38	62	89
Net Income (Loss)	$ (145,231,000)	$ (163,619,000)	(128,724,000)
PEO Name	Daniel Faga	Daniel Faga
Additional 402(v) Disclosure	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 31, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Daniel Faga [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			24,440,350
PEO Actually Paid Compensation Amount			$ 28,514,763
PEO Name			Daniel Faga
Daniel Faga [Member] | Fees Paid For Service, Non-employee Director, Retainer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 10,000
Daniel Faga [Member] | Fees Paid For Service, Non-employee Director, Stock Option Grant [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			200,618
Hamza Suria [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,250,583
PEO Actually Paid Compensation Amount			$ 3,714,536
PEO Name			Hamza Suria
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,612,583)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,463,650
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,013,905)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,692,908
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,218,111)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,710,780
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(450,902)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,525
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (226,467)